FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 27, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED SHORT-INTERMEDIATE MUNICIPAL TRUST (the “Registrant” or the “Fund”)

1933 Act File No. 333-

1940 Act File No. 811-3181

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which the Fund would acquire all or substantially all of the assets of the corresponding PNC Fund as set forth in the chart below, in exchange for the shares of the applicable share class(es) of the Federated Fund

PNC Tax Exempt Limited Maturity Bond Fund Class A Class I	Federated Short-Intermediate Duration Municipal Trust Service Shares Institutional Shares

We would appreciate receiving any comments you may have by September 12, 2019. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-8652.

Very truly yours,

/s/M. Allison Miller

M. Allison Miller

Senior Paralegal